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			      UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Mar 31, 2009
                                                -----------------

Check here if Amendment [  ]; Amendment Number:
                                                 ----

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Hikari Tsushin, Inc
             -------------------------------------------------
Address:         Hikari Center BLDG., 6F
	    -------------------------------------------------
	        1-16-15, Minami Ikebukuro, Toshima-ku
             -------------------------------------------------
                 Tokyo, 171-0022 JAPAN
             -------------------------------------------------


13F File Number:  28-12648
                  ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:              Naoko Yada
             -------------------------------------------------
Title:             Manager, Corporate Research
             -------------------------------------------------
Phone:            +81 (3) 5951-7463
             -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Naoko  Yada                   Tokyo, Japan               April 23, 2009
-----------------------            ----------            ----------------
 [Signature]                     [City, Country]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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     FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           None
                                                  --------------------------

Form 13F Information Table Entry Total:                      14
                                                  --------------------------

Form 13F Information Table Value Total:           $         125,413
                                                   -------------------------
                                                          (thousands)



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                           FORM 13F INFORMATION TABLE



         COLUMN 1                COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                                                            VALUE      SHRS OR    SH/PUT   INVESTMENT   OTHER   VOTING AUTHORITY
      NAME OF ISSUER           TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT    PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
3M CO. 				COMMON   88579Y101       	288       	5,800       	  SOLE         	 5,800
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO.              	COMMON   025816109       	129        	9,500        	  SOLE         	 9,500
---------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY, INC.          	COMMON   084670108  	113,750  	 	1,312        	  SOLE          	 1,312
---------------------------------------------------------------------------------------------------------------------------------
BURLINGTON NORTHERN SANTA FE      	COMMON   12189T104       	908      	          15,100      	 SOLE         	15,100
---------------------------------------------------------------------------------------------------------------------------------
COCA COLA                   	 COMMON   191216100          3,226             73,400      	   SOLE         	  73,400
---------------------------------------------------------------------------------------------------------------------------------
COSTCO WHOLESALES                 	COMMON   22160K105       	69        	1,500       	  SOLE         	   1,500
---------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON	            	COMMON   478160104       	821        	15,600               SOLE         	   15,600
---------------------------------------------------------------------------------------------------------------------------------
KRAFT FOODS                   	COMMON   50075N104       	1,003        	45,000        	  SOLE         	   45,000
---------------------------------------------------------------------------------------------------------------------------------
MICROSOFT                        	COMMON   594918104       	1,830         	99,600       	  SOLE         	   99,600
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PROCTER & GAMBLE               	COMMON   742718109       	1,408        	29,900       	  SOLE         	   29,900
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WAL MART STORES INC	         COMMON   931142103            83               1,600	        	  SOLE                 1,600
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WELLS FARGO	                  	COMMON   949746101       	721      	      50,660   	            SOLE             50,660
---------------------------------------------------------------------------------------------------------------------------------
WESCO FINANCIAL	                   COMMON   950817106        	83               300           	   SOLE         	    300
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CONOCO PHILLIPS                   	COMMON   50075N104       	1,093        	27,900        	  SOLE         	   27,900
---------------------------------------------------------------------------------------------------------------------------------
					  	  TOTAL:  125,413
